AB Municipal Income Fund II

AB Massachusetts Portfolio

Portfolio of Investments

August 31, 2025 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.2%
Long-Term Municipal Bonds – 95.9%
Massachusetts – 82.6%
City of Boston MA (City of Boston MA) Series 2023 5.00%, 11/01/2041	$	1,000	$1,067,654
City of Quincy MA (City of Quincy MA) Series 2022-A 5.00%, 06/01/2047		3,060	3,241,272
Series 2025 5.00%, 07/24/2026		5,000	5,111,759
City of Worcester MA (City of Worcester MA) AG Series 2022 3.00%, 02/01/2046		2,600	1,886,549
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2018-A 5.00%, 01/01/2042		5,000	5,061,054
Series 2021-B 2.00%, 04/01/2050		1,000	552,533
Series 2022-B 3.00%, 02/01/2045		4,965	3,739,986
4.11%, 07/15/2031		396	395,867
Series 2022-C 5.00%, 10/01/2052		2,005	2,019,441
Series 2024 5.00%, 12/01/2054		5,000	5,062,631
Series 2025-A 5.00%, 04/01/2045		1,500	1,553,130
Commonwealth of Massachusetts Transportation Fund Revenue (Commonwealth of Massachusetts Transportation Fund Revenue) Series 2022 5.00%, 06/01/2050		2,000	2,006,383
Series 2022-B 5.00%, 06/01/2052		3,000	3,017,134
Series 2023 5.00%, 06/01/2053		1,405	1,416,650
Series 2023-B 5.00%, 06/01/2051		3,000	3,031,079
Marthas Vineyard Land Bank (Marthas Vineyard Land Bank) BAM Series 2014 5.00%, 05/01/2031		1,000	1,009,382
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2017-A 5.00%, 07/01/2040		2,000	2,023,597
Series 2020 5.00%, 07/01/2050		3,000	2,981,216
Series 2023-A 5.25%, 07/01/2048		1,000	1,033,229

	Principal Amount (000)		U.S. $ Value

5.25%, 07/01/2053	$	4,000	$4,108,431
Series 2025-B 5.00%, 07/01/2045		500	517,224
5.25%, 07/01/2055		3,500	3,630,269
Massachusetts Clean Water Trust (The) (Massachusetts Clean Water State Revolving Fund) Series 2023-2 5.00%, 02/01/2040		600	637,383
5.00%, 02/01/2042		1,050	1,096,139
5.00%, 02/01/2044		1,500	1,546,547
Massachusetts Development Finance Agency (Baystate Medical Obligated Group) Series 2014-N 5.00%, 07/01/2044		7,150	7,099,543
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2018-J 5.00%, 07/01/2053		5,000	4,798,865
Series 2023 5.00%, 07/01/2034		2,000	2,221,043
Massachusetts Development Finance Agency (Boston Medical Center Obligated Group) Series 2015-D 5.00%, 07/01/2044		3,755	3,507,629
Series 2023 4.375%, 07/01/2052		2,000	1,697,369
5.25%, 07/01/2052		2,000	1,886,081
Massachusetts Development Finance Agency (Brandeis University) Series 2019-S 5.00%, 10/01/2035		1,795	1,884,866
5.00%, 10/01/2039		1,780	1,834,012
Massachusetts Development Finance Agency (Care Communities Obligated Group) Series 2025 6.375%, 07/15/2045(a)		600	589,818
Massachusetts Development Finance Agency (CHF Merrimack, Inc.) Series 2024 5.00%, 07/01/2054(a)		1,200	1,066,043
Massachusetts Development Finance Agency (Children’s Hospital Obligated Group) Series 2024-T 5.25%, 03/01/2054		2,000	2,051,105
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2047		1,000	933,674
5.25%, 01/01/2042		1,000	998,306
Series 2025 5.25%, 01/01/2038		1,210	1,273,200
5.25%, 01/01/2041		1,230	1,249,049
5.25%, 01/01/2043		1,000	998,462
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2031		2,000	1,993,722

	Principal Amount (000)		U.S. $ Value

5.00%, 10/01/2034	$	2,100	$2,086,671
Massachusetts Development Finance Agency (Equitable School Revolving Fund Obligated Group) Series 2021 4.00%, 11/01/2046		1,000	836,769
Massachusetts Development Finance Agency (GingerCare Living Obligated Group) Series 2024-A 5.875%, 12/01/2060(a)		1,000	867,821
Massachusetts Development Finance Agency (Lesley University) Series 2016 5.00%, 07/01/2039		2,055	2,038,297
Massachusetts Development Finance Agency (Mass General Brigham) Series 2015-O 4.00%, 07/01/2045		5,855	5,055,874
Series 2016 5.00%, 07/01/2031		1,000	1,017,657
Massachusetts Development Finance Agency (MCPHS University) Series 2013-F 4.00%, 07/01/2032		1,000	1,000,129
Massachusetts Development Finance Agency (Merrimack College) Series 2017 5.00%, 07/01/2047		3,200	3,004,442
Series 2022 5.00%, 07/01/2052		1,000	931,271
Massachusetts Development Finance Agency (NewBridge on the Charles) Series 2017 5.00%, 10/01/2047(a)		2,000	1,852,341
Massachusetts Development Finance Agency (Northeastern University) Series 2022 5.00%, 10/01/2041		1,500	1,557,293
5.00%, 10/01/2042		3,000	3,090,316
Massachusetts Development Finance Agency (Prerefunded - US Treasuries) Series 2019-A 5.00%, 06/01/2039		1,400	1,536,695
Massachusetts Development Finance Agency (President & Fellows of Harvard College) Series 2016-A 5.00%, 07/15/2036		700	799,184
Massachusetts Development Finance Agency (PRG Medford Properties) Series 2025 5.25%, 06/01/2055		3,250	3,254,543
5.50%, 06/01/2050		4,000	4,148,280
Massachusetts Development Finance Agency (Salem Community Obligated Group) Series 2022 5.125%, 01/01/2040		1,020	965,517

	Principal Amount (000)		U.S. $ Value

Massachusetts Development Finance Agency (Simmons University) Series 2018-L 5.00%, 10/01/2035	$	2,455	$2,448,908
Series 2020-M 4.00%, 10/01/2050		1,000	704,321
Massachusetts Development Finance Agency (South Shore Hospital Obligated Group) Series 2016-I 4.00%, 07/01/2036		2,080	1,954,254
5.00%, 07/01/2041		2,500	2,412,079
Massachusetts Development Finance Agency (Southcoast Health System Obligated Group) Series 2013 4.00%, 07/01/2043		1,750	1,506,818
Series 2021-G 4.00%, 07/01/2046		1,750	1,450,932
5.00%, 07/01/2037		1,000	1,045,894
5.00%, 07/01/2050		3,550	3,403,572
Massachusetts Development Finance Agency (Springfield College) Series 2021 4.00%, 06/01/2056		3,000	2,103,074
Series 2021-B 4.00%, 06/01/2050		1,000	727,239
Massachusetts Development Finance Agency (Suffolk University) Series 2021 4.00%, 07/01/2051		1,000	773,691
Series 2025 5.25%, 07/01/2055		3,000	2,817,737
Massachusetts Development Finance Agency (Trustees of Boston College) Series 2017-T 5.00%, 07/01/2037		1,000	1,020,207
Massachusetts Development Finance Agency (Trustees of The Deerfield Academy/The) Series 2023 5.00%, 10/01/2033		1,000	1,152,854
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2038		1,000	994,463
Series 2024 8.50%, 10/01/2026		200	200,357
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036		1,500	1,510,534
Series 2025 4.50%, 07/01/2054		3,500	3,104,163
5.00%, 07/01/2045		1,000	990,427
Massachusetts Development Finance Agency (Woods Hole Oceanographic Institution State Lease) Series 2018 5.00%, 06/01/2048		3,000	2,920,693
Massachusetts Health & Educational Facilities Authority (Trustees of Boston College) Series 2008 5.50%, 06/01/2035		1,710	1,978,365

	Principal Amount (000)		U.S. $ Value

Massachusetts Port Authority (Bosfuel Corp.) Series 2019-A 5.00%, 07/01/2033	$	2,000	$2,100,062
Massachusetts Port Authority (Massachusetts Port Authority) Series 2011-B 6.202%, 07/01/2031		1,765	1,873,960
Series 2019-A 5.00%, 07/01/2032		4,685	4,923,825
5.00%, 07/01/2036		4,000	4,111,845
5.00%, 07/01/2038		2,500	2,541,564
Series 2019-C 5.00%, 07/01/2049		1,000	976,652
Series 2021-E 5.00%, 07/01/2051		5,000	4,923,433
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2009 5.715%, 08/15/2039		4,000	4,145,278
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue (Massachusetts Transportation Trust Fund Metropolitan Highway System Rev State Lease) Series 2019-C 5.00%, 01/01/2034		1,000	1,060,274
Massachusetts Water Resources Authority (Prerefunded - US Treasuries) Series 2016-C 5.00%, 08/01/2033		5,500	5,637,126
Town of Weymouth MA (Town of Weymouth MA) Series 2021 2.00%, 09/15/2045		2,000	1,221,438
University of Massachusetts Building Authority (University of Massachusetts) Series 2017 5.00%, 11/01/2034		2,500	2,585,856
Series 2020 3.013%, 11/01/2043		2,000	1,473,347

			200,667,668

Alabama – 3.2%
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055		1,000	1,054,054
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052		1,200	1,199,114
Black Belt Energy Gas District (Pacific Life Insurance) Series 2024-C 5.00%, 05/01/2055		1,000	1,069,222

	Principal Amount (000)		U.S. $ Value

Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 5.00%, 06/01/2049	$	1,200	$1,277,183
Southeast Alabama Gas Supply District (The) (Pacific Life Insurance) Series 2024-A 5.00%, 08/01/2054		1,000	1,061,137
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056		1,000	1,027,115
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035		1,000	1,034,137

			7,721,962

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)		395	416,871

Arizona – 0.4%
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037		1,000	1,045,119

California – 0.7%
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-B 6.50%, 11/01/2039		1,300	1,543,654

Connecticut – 0.4%
State of Connecticut (State of Connecticut) Series 2015-F 5.00%, 11/15/2032		1,000	1,003,519

Florida – 0.0%
Palm Beach County Health Facilities Authority (Federation CCRC Operations Obligated Group) Series 2022 4.25%, 06/01/2056		100	77,813

Georgia – 0.5%
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2021-C 4.00%, 05/01/2052		1,200	1,217,190

Guam – 2.6%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2021-A 4.46%, 10/01/2043		210	176,318

	Principal Amount (000)		U.S. $ Value

Series 2023 5.25%, 10/01/2036	$	100	$104,495
5.375%, 10/01/2043		200	202,468
Series 2024-A 5.25%, 10/01/2043		615	617,821
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2024-A 5.00%, 01/01/2046		1,125	1,109,589
Guam Power Authority (Guam Power Authority) Series 2017-A 5.00%, 10/01/2036		350	354,621
5.00%, 10/01/2040		1,420	1,420,160
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042		2,255	2,000,584
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031		170	178,327

			6,164,383

Illinois – 0.0%
Village of Bolingbrook IL Sales Tax Revenue (Village of Bolingbrook IL Sales Tax Revenue) Series 2005 0.00%, 01/01/2024(b) (c)		12	11,671

Indiana – 0.0%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(a) (c) (d) (e)		250	12,500

Kentucky – 0.4%
Kentucky Public Energy Authority (Goldman Sachs Group) Series 2024-A 5.00%, 05/01/2055		1,000	1,057,054

New Jersey – 0.5%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029		1,170	1,190,805

North Carolina – 0.6%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community) Series 2015 4.70%, 07/01/2037		540	452,166

	Principal Amount (000)		U.S. $ Value

North Carolina Turnpike Authority (North Carolina Turnpike Authority) Series 2017 5.00%, 01/01/2032	$	1,000	$1,022,693

			1,474,859

Puerto Rico – 1.7%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A 5.625%, 07/01/2029		120	127,834
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(a)		610	638,266
5.00%, 07/01/2035(a)		500	515,424
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2031		240	242,263
NATL Series 2007-V 5.25%, 07/01/2032		300	299,592
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027		52	51,919
6.625%, 01/01/2028		397	396,281
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045		600	662,844
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2046		1,000	314,142
Series 2019-A 4.329%, 07/01/2040		165	152,670
4.55%, 07/01/2040		22	20,947
5.00%, 07/01/2058		815	745,301

			4,167,483

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)		560	527,353

Texas – 1.0%
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 6.25%, 07/01/2045(a)		100	90,964

	Principal Amount (000)	U.S. $ Value

Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	$ 1,200	$1,279,979
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	1,000	1,063,844

		2,434,787

Wisconsin – 0.9%
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-B 5.00%, 12/01/2025	1,000	1,001,748
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 6.50%, 06/30/2060	1,100	1,162,869

		2,164,617

Total Long-Term Municipal Bonds (cost $245,286,899)		232,899,308

Short-Term Municipal Notes – 0.3%
Massachusetts – 0.3%
Massachusetts Health & Educational Facilities Authority (Mass General Brigham) Series 2011 2.45%, 07/01/2040(f) (cost $615,000)	615	615,000

Total Municipal Obligations (cost $245,901,899)		233,514,308

	Shares

PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Guayama Holdings 0.00%(c) (g) (h) (cost $156,813)	8,741	25,436

	Principal Amount (000)

ASSET-BACKED SECURITIES – 0.0%
Other ABS - Floating Rate – 0.0%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth 12.50% (PRIME 1 Month + 4.00%), 03/04/2026(g) (h) (i) (cost $6,895)	$ 7	6,723

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.6%
Investment Companies – 2.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.14%(j) (k) (l) (cost $6,362,398)	6,362,398	$6,362,398

Total Investments – 98.8% (cost $252,428,005)(m)		239,908,865
Other assets less liabilities – 1.2%		2,934,200

Net Assets – 100.0%		$242,843,065

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	8,170	10/15/2028	CPI#	2.565%	Maturity	$(85,151)	$—	$(85,151)
USD	7,250	10/15/2029	2.569%	CPI#	Maturity	64,726	—	64,726
USD	7,000	10/15/2029	2.485%	CPI#	Maturity	90,783	—	90,783
USD	5,587	10/15/2029	2.516%	CPI#	Maturity	64,114	—	64,114
USD	5,582	10/15/2029	2.451%	CPI#	Maturity	81,458	—	81,458
USD	5,581	10/15/2029	2.499%	CPI#	Maturity	68,617	—	68,617
USD	8,580	10/15/2030	CPI#	2.531%	Maturity	(86,390)	—	(86,390)

						$198,157	$—	$198,157

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	14,000	08/15/2031	1 Day SOFR	4.053%	Annual	$477,313	$—	$477,313
USD	3,200	08/15/2034	3.304%	1 Day SOFR	Annual	82,496	—	82,496
USD	1,180	08/15/2034	3.183%	1 Day SOFR	Annual	41,484	—	41,484
USD	1,170	08/15/2034	3.450%	1 Day SOFR	Annual	16,994	—	16,994
USD	1,470	02/15/2035	3.741%	1 Day SOFR	Annual	(5,879)	—	(5,879)
USD	1,230	02/15/2035	3.738%	1 Day SOFR	Annual	(3,522)	—	(3,522)
USD	5,400	08/15/2035	3.801%	1 Day SOFR	Annual	(49,375)	(553)	(48,822)
USD	2,300	08/15/2035	3.804%	1 Day SOFR	Annual	(21,612)	—	(21,612)

						$537,899	$(553)	$538,452

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	USD	3,025	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$167,728	$—	$167,728

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2025, the aggregate market value of these securities amounted to $6,577,401 or 2.7% of net assets.

(b)	Defaulted matured security.
(c)	Non-income producing security.
(d)	Defaulted.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.01% of net assets as of August 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039	03/29/2019	$257,806	$12,500	0.01%

(f)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Fair valued by the Adviser.
(i)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2025.
(j)	The rate shown represents the 7-day yield as of period end.
(k)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(l)	Affiliated investments.
(m)

As of August 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,796,849 and gross unrealized depreciation of investments was $(13,411,652), resulting in net unrealized depreciation of $(11,614,803).

As of August 31, 2025, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.5% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AG – Assured Guaranty Inc.

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CHF – Collegiate Housing Foundation

NATL – National Interstate Corporation

PRIME – US Bank Prime Loan Rate

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund II

AB Massachusetts Portfolio

August 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$232,899,308	$—	$232,899,308
Short-Term Municipal Notes	—	615,000	—	615,000
Preferred Stocks	—	—	25,436	25,436
Asset-Backed Securities	—	—	6,723	6,723
Short-Term Investments	6,362,398	—	—	6,362,398

Total Investments in Securities	6,362,398	233,514,308	32,159	239,908,865
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	369,698	—	369,698
Centrally Cleared Interest Rate Swaps	—	618,287	—	618,287
Interest Rate Swaps	—	167,728	—	167,728
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(171,541)	—	(171,541)
Centrally Cleared Interest Rate Swaps	—	(80,388)	—	(80,388)

Total	$6,362,398	$234,418,092	$32,159	$240,812,649

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2025 is as follows:

Fund	Market Value 05/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$887	$34,781	$29,306	$6,362	$61